Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 947,059	$ 677,243
Cost of sales	480,161	443,882
Mine operating income	466,898	233,361
Other expenses
General and administration	97,740	68,087
Foreign exchange loss	7,784	7,557
Reversal of impairment of mineral properties, plant and equipment	(52,745)
Write-off of mineral properties	5,038
Other expenses	690	1,570
Operating expenses (income), total	58,507	77,214
Operating income	408,391	156,147
Other income (loss)
Investment gains	3,364	9,716
Interest and finance costs, net	(12,278)	(24,129)
Gain on derivatives	698
Financial income (expense), total	(8,216)	(14,413)
Income before income taxes	400,175	141,734
Income taxes
Current income tax expense	125,095	76,957
Deferred income tax recovery	(13,697)	(25,541)
Total tax expense	111,398	51,416
Net income from continuing operations	288,777	90,318
Net income from discontinued operations, net of tax	22,287	51,588
Net income	311,064	141,906
Net income from continuing operations attributable to:
Fortuna shareholders	269,714	84,493
Non-controlling interests	19,063	5,825
Net income attributable to:
Fortuna shareholders	287,469	128,735
Non-controlling interests	$ 23,595	$ 13,171
Earnings per share from continuing operations attributable to Fortuna shareholders
Basic (in dollars per share)	$ 0.88	$ 0.27
Diluted (in dollars per share)	0.85	0.27
Earnings per share attributable to Fortuna shareholders
Basic (in dollars per share)	0.94	0.42
Diluted (in dollars per share)	$ 0.9	$ 0.41
Weighted average ordinary shares used in calculating basic and diluted earnings per share
Basic (in shares)	306,862	308,885
Diluted (in shares)	334,896	310,747